Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock, At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 465	$ 185,985	$ (17,619)	$ (873)	$ (19,896)		$ 148,062
Balance, shares at Dec. 31, 2008	18,918,438
Repurchase of shares	(2)		(417)				(419)
Repurchase of shares, shares	(68,787)
Issuance of shares upon exercise of stock options	2	1,016					1,018
Issuance of shares upon exercise of stock options, shares	66,950
Stock based compensation		4,041					4,041
Tax benefit related to exercise of stock options		899					899
Comprehensive Income (loss):
Unrealized gain/(loss) on available-for-sale securities, net				1,808		1,808	1,808
Net income (loss)					(5,936)	(5,936)	(5,936)
Total comprehensive (Income) loss						(4,128)
Balance at Dec. 31, 2009	465	191,941	(18,036)	935	(25,832)		149,473
Balance, shares at Dec. 31, 2009	18,916,601
Issuance of shares upon exercise of stock options	41	21,159					21,200
Issuance of shares upon exercise of stock options, shares	1,543,972
Stock based compensation		5,493					5,493
Comprehensive Income (loss):
Unrealized gain/(loss) on available-for-sale securities, net				(810)		(810)	(810)
Net income (loss)					9,634	9,634	9,634
Total comprehensive (Income) loss						8,824
Balance at Dec. 31, 2010	506	218,593	(18,036)	125	(16,198)		184,990
Balance, shares at Dec. 31, 2010	20,460,573						20,460,573
Issuance of shares upon exercise of stock options	22	8,512					8,534
Issuance of shares upon exercise of stock options, shares	789,727
Stock based compensation		5,458					5,458
Tax benefit related to exercise of stock options		790					790
Comprehensive Income (loss):
Unrealized gain/(loss) on available-for-sale securities, net				(1,788)		(1,788)	(1,788)
Net income (loss)					21,337	21,337	21,337
Total comprehensive (Income) loss						19,549
Balance at Dec. 31, 2011	$ 528	$ 233,353	$ (18,036)	$ (1,663)	$ 5,139		$ 219,321
Balance, shares at Dec. 31, 2011	21,250,300						21,250,300